Combined Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income for the year	$ 472,142	$ 299,267	$ 207,674
Adjustments for:
Income tax expense	232,692	150,179	96,952
Depreciation and amortization of non-current assets and right of use assets	38,394	25,962	24,209
Interest expense recognized in profit or loss	85,429	86,343	118,205
Interest income recognized in profit or loss	(7,028)	(6,707)	(20,754)
Gain on disposal of equipment		(11,970)	1,807
Unrealized foreign exchange gain			(57,626)
Unrealized loss in valuation of financial derivative instruments	15,680	16,629
Total adjustments	837,309	559,703	370,467
(Increase) decrease in:
Trade accounts receivable	(48,311)	(50,843)	(28,761)
Trade accounts receivable from related parties	(610)	22	135
Inventory	(43,348)	(160,312)	(34,807)
Prepaid expenses and other assets	(40,263)	(31,329)	(9,345)
Increase (decrease) in:
Accounts payable to suppliers and accrued expenses	101,857	238,927	80,112
Provisions	7,703	(3,496)	(1,094)
Value-added tax payable	12,675	(2,909)	4,490
Statutory employee profit sharing	2,290	1,470	(282)
Employee benefits	351	308	184
Income taxes paid	(224,207)	(213,327)	(8,411)
Net cash provided by operating activities	605,446	338,214	372,688
Investing activities:
Payments for property, plant and equipment	(182,625)	(21,268)	(33,668)
Proceeds from disposal of property, plant and equipment		28,110	368
Interest received	7,028	6,707	1,788
Net cash (used in) provided by investing activities	(175,597)	13,549	(31,512)
Financing activities:
Proceeds from long-term debt	104,500	50,000	589,798
Payments of debt	(83,041)	(35,085)	(743,787)
Interest paid	(82,654)	(85,159)	(142,431)
Restricted cash	22,940	(2,001)	(20,087)
Payments of leases	(12,325)
Dividends paid	(342,955)	(235,124)
Payments made to shareholders		(97,866)
Net cash used in financing activities	(393,535)	(405,235)	(316,507)
Increase (decrease) in cash and cash equivalents	36,314	(53,472)	24,669
Cash and cash equivalents at the beginning of year	177,383	230,855	206,186
Cash and cash equivalents at the end of year	$ 213,697	$ 177,383	$ 230,855